UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 1999

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		June 4, 2004
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of
       this reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	106

Form 13F Information Table Value Total:	$163,544	(thousands)


List of Other Included Managers:

NONE










Voting


Value

Investment
Other
Authority
Security
Cusip
(x$1000)
Quantity
Discretion
Managers
Sole
ALLSTATE CORP COM
020002101
$207
8,291
Sole
None
8,291
ALLTEL CORP COM
020039103
$224
3,184
Sole
None
3,184
AMERICAN EXPRESS CO COM
025816109
$1,904
14,100
Sole
None
14,100
AMERICAN INTL GROUP COM
026874107
$532
6,114
Sole
None
6,114
AMERIPATH INC COM
03071D109
$2,724
325,200
Sole
None
325,200
ANTHONY & SYLVAN POOLS
COM
036762102
$130
22,651
Sole
None
22,651
ASSOCIATES FIRST CAP CL A
046008108
$260
7,220
Sole
None
7,220
ATLANTIC RICHFIELD CO COM
048825103
$1,064
12,000
Sole
None
12,000
AVERY DENNISON CORP COM
053611109
$232
4,400
Sole
None
4,400
BAKER HUGHES INC COM
057224107
$1,778
61,300
Sole
None
61,300
BANK ONE CORP COM
06423A103
$402
11,535
Sole
None
11,535
BANKAMERICA CORP NEW
COM
060505104
$1,282
23,017
Sole
None
23,017
BOYKIN LODGING CO COM
103430104
$363
27,400
Sole
None
27,400
BRIGHT HORIZON FAMILY COM
109195107
$209
13,400
Sole
None
13,400
BRINKER INTL INC COM
109641100
$2,587
95,600
Sole
None
95,600
BRISTOL MYERS SQUIBB COM
110122108
$1,328
19,680
Sole
None
19,680
CAMDEN PPTY TR SH BEN INT
133131102
$2,082
77,467
Sole
None
77,467
CANADIAN NATL RY CO COM
136375102
$1,091
36,000
Sole
None
36,000
CATERPILLAR INC DEL COM
149123101
$586
10,700
Sole
None
10,700
CENDANT CORP COM
151313103
$2,305
129,833
Sole
None
129,833
CENTEX CORP COM
152312104
$792
26,800
Sole
None
26,800
CENTRAL NEWSPAPERS INC
CL A
154647101
$2,292
51,500
Sole
None
51,500
CHART INDS INC COM
16115Q100
$732
148,300
Sole
None
148,300
CISCO SYS INC COM
17275R102
$3,449
50,300
Sole
None
50,300
COMDISCO INC COM
200336105
$3,373
174,650
Sole
None
174,650
COMERICA INC COM
200340107
$476
9,394
Sole
None
9,394
CONSOLIDATED STORES CP
COM
210149100
$1,759
79,724
Sole
None
79,724
CROSSMANN CMNTYS INC
COM
22764E109
$1,654
101,400
Sole
None
101,400
DELPHI AUTOMOTIVE SYS
CORP COM
247126105
$342
21,268
Sole
None
21,268
DONALDSON LUFKN&JEN NW
COM
257661108
$419
10,600
Sole
None
10,600
DUKE REALTY INVT INC COM
NEW
264411505
$1,369
70,200
Sole
None
70,200
EASTMAN KODAK CO COM
277461109
$3,518
46,515
Sole
None
46,515
EEX CORP COM
26842V207
$104
35,366
Sole
None
35,366
ELAN PLC ADR
284131208
$316
9,416
Sole
None
9,416
ENRON CORP COM
293561106
$4,455
108,500
Sole
None
108,500
EVEREN CAPITAL CORP COM
299761106
$634
21,500
Sole
None
21,500
EXXON CORP COM
30231G102
$272
3,584
Sole
None
3,584
FIRST UN CORP COM
337358105
$485
13,620
Sole
None
13,620
FIRSTMERIT CORP COM
337915102
$2,944
116,035
Sole
None
116,035
FLUOR CORP COM
343412102
$2,093
52,000
Sole
None
52,000
FORD MTR CO DEL COM
345370860
$757
15,068
Sole
None
15,068
GATX CORP COM
361448103
$1,277
41,100
Sole
None
41,100
GENCORP INC COM
368682100
$2,709
147,910
Sole
None
147,910
GENERAL ELEC CO COM
369604103
$313
2,640
Sole
None
2,640
GENERAL MTRS CORP COM
370442105
$1,975
31,380
Sole
None
31,380
GEORGIA PAC CORP COM GA
PAC GRP
373298108
$574
14,200
Sole
None
14,200
GILLETTE CO COM
375766102
$221
6,500
Sole
None
6,500
GTE CORP COM
362320103
$3,367
43,801
Sole
None
43,801
HALLIBURTON CO COM
406216101
$2,454
59,860
Sole
None
59,860
HANNA M A CO COM
410522106
$979
86,025
Sole
None
86,025
HARTFORD FINL SVCS COM
416515104
$515
12,600
Sole
None
12,600
HILFIGER TOMMY CORP ORD
G8915Z102
$4,248
150,700
Sole
None
150,700
HORACE MANN EDUCTR CP
COM
440327104
$1,612
62,444
Sole
None
62,444
HUFFY CORP COM
444356109
$1,450
146,825
Sole
None
146,825
INTEL CORP COM
458140100
$4,505
60,628
Sole
None
60,628
INTERNATIONAL BUS MACH
COM
459200101
$542
4,480
Sole
None
4,480
ITT INDS INC IND COM
450911102
$1,031
32,400
Sole
None
32,400
J P MORGAN CHASE & CO
COM
46625H100
$239
2,088
Sole
None
2,088
KEMPER NEW EUROPE FD CL
M
48841Y404
$1,213
61,740
Sole
None
61,740
KENNAMETAL INC COM
489170100
$2,018
78,000
Sole
None
78,000
KIMBERLY CLARK CORP COM
494368103
$691
13,092
Sole
None
13,092
LEHMAN BROS HLDGS INC
COM
524908100
$293
5,020
Sole
None
5,020
LILLIAN VERNON CORP COM
532430105
$718
57,400
Sole
None
57,400
LITCHFIELD FINL CORP COM
536619109
$4,792
199,137
Sole
None
199,137
LOEWS CORP COM
540424108
$763
10,872
Sole
None
10,872
MENTOR CORP MINN COM
587188103
$1,072
37,600
Sole
None
37,600
MERCK & CO INC COM
589331107
$4,407
68,000
Sole
None
68,000
MOBIL CORP COM
607059102
$912
9,050
Sole
None
9,050
MORGAN STANLEY DEAN
WITTER & CO NEW
617446448
$426
4,776
Sole
None
4,776
NATIONAL CITY CORP COM
635405103
$574
21,524
Sole
None
21,524
NATIONAL SEMICONDUCTOR
COM
637640103
$5,696
186,362
Sole
None
186,362
NORDSON CORP COM
655663102
$2,205
45,000
Sole
None
45,000
NORDSTROM INC
655664100
$3,030
112,240
Sole
None
112,240
ORACLE SYSTEMS
68389X105
$4,382
96,300
Sole
None
96,300
OWENS & MINOR INC NEW
COM
690732102
$2,344
243,502
Sole
None
243,502
PAUL-SON GAMING
703578104
$166
29,900
Sole
None
29,900
PFIZER INC COM
717081103
$608
16,940
Sole
None
16,940
PROGRESSIVE CORP OHIO
COM
743315103
$490
6,000
Sole
None
6,000
PROGRESSIVE CORP OHIO
COM
743315103
$3,398
41,598
Sole
None
41,598
QUALITY DINING INC COM
74756P105
$375
142,900
Sole
None
142,900
REYNOLDS R J TOB HLDGS
COM
76182K105
$699
25,871
Sole
None
25,871
RJR NABISCO HLDGS CORP
COM NEW
62952P102
$1,166
77,700
Sole
None
77,700
ROCKWELL COLLINS INC COM
774341101
$2,050
96,748
Sole
None
96,748
ROYAL DUTCH PETE CO NY
REG GLD1.25
780257804
$284
4,800
Sole
None
4,800
SAKS INC COM
79377W108
$161
10,568
Sole
None
10,568
SBC COMMUNICATIONS INC
COM
78387G103
$3,253
63,710
Sole
None
63,710
SCHLUMBERGER LTD COM
806857108
$4,053
65,050
Sole
None
65,050
SCI SYSTEMS INC
783890106
$2,009
45,200
Sole
None
45,200
SCOTTS CO CL A
810186106
$2,502
72,270
Sole
None
72,270
SCUDDER NEW ASIA FD COM
811183102
$1,046
71,860
Sole
None
71,860
SIMON PPTY GROUP NEW
COM
828806109
$1,606
71,560
Sole
None
71,560
STARWOOD HOTEL&RESORTS
COMBND CTF NEW
85590A203
$2,201
98,628
Sole
None
98,628
STERIS CORP COM
859152100
$1,939
141,050
Sole
None
141,050
SUNGLASS HUT INTL INC COM
86736F106
$2,368
224,200
Sole
None
224,200
TECUMSEH PRODS CO CL A
878895200
$662
13,200
Sole
None
13,200
TENET HEALTHCARE CORP
COM
88033G100
$515
29,330
Sole
None
29,330
TERADYNE INC COM
880770102
$353
10,000
Sole
None
10,000
TEXACO INC COM
881694103
$1,338
21,200
Sole
None
21,200
TOLL BROTHERS INC COM
889478103
$298
15,631
Sole
None
15,631
TRANSOCEAN SEDCO FOREX
INC
g90078109
$2,049
66,900
Sole
None
66,900
TRW INC COM
872649108
$1,938
38,954
Sole
None
38,954
UNITED ASSET MGMT CORP
COM
909420101
$2,647
137,500
Sole
None
137,500
WACHOVIA CORP 2ND NEW
COM
929903102
$285
8,000
Sole
None
8,000
WILD OATS MARKETS INC
COM
96808B107
$4,905
124,170
Sole
None
124,170
XEROX CORP COM
984121103
$226
5,400
Sole
None
5,400
YORK INTL CORP NEW COM
986670107
$888
24,700
Sole
None
24,700









$163,544